Other items from operating activities - Other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other non-current assets
Loans and advances	$ 2,241	$ 2,175	$ 2,222
Other non-current financial assets related to operational activities	386	1,677	1,761
Other	288	154	330
TOTAL	2,915	4,006	4,313
Gross value/Cost
Other non-current assets
Loans and advances	2,794	2,433	2,516
Other non-current financial assets related to operational activities	386	1,677	1,761
Other	288	154	330
TOTAL	3,468	4,264	4,607
Valuation allowance
Other non-current assets
Loans and advances	(553)	(258)	(294)
TOTAL	$ (553)	$ (258)	$ (294)